Assets Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2022
Asset Held for Sale and Discontinued Operations [Abstract]
Results of discontinued operations	Results of discontinued operations of the Fort Hills disposal group

(CAD$ in millions)	2022	2021
Revenue	$1,597	$715
Cost of sales	(1,291)	(848)
Gross profit (loss)	306	(133)
Asset impairment	(1,243)	—
Other operating income	6	—
Loss from discontinued operations	$(931)	$(133)
Net finance expense	(25)	(25)
Non-operating income	—	2
Loss from discontinued operations before taxes	(956)	(156)
Recovery of (provision for) income taxes	184	(99)
Loss from discontinued operations	$(772)	$(255)
Assets and liabilities of the Fort Hills disposal group and the Quintette disposal group held for sale as at December 31, 2022

(CAD$ in millions)	Fort Hills	Quintette	Total
Cash and cash equivalents	$34	$—	$34
Inventories	53	—	53
Prepaid and other current assets	49	—	49
Financial and other assets	42	1	43
Property, plant and equipment	1,124	263	1,387
Total assets held for sale	$1,302	$264	$1,566

Trade accounts payable and other liabilities	$172	$5	$177
Current portion of lease liabilities	9	—	9
Current income taxes payable	46	—	46
Lease liabilities	200	—	200
Deferred income tax liabilities	18	50	68
Provisions and other liabilities	110	35	145
Total liabilities associated with assets held for sale	$555	$90	$645